UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number:  28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

  /s/ Steven Rohlfing          New York, New York          February 14, 2008
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:  $1,043,433
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
---       --------------------       -------------------------
(1)       28-10548                   SLS Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                          December 31, 2007

COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6      COLUMN 7       COLUMN 8

                            TITLE                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT DISCRTION  OTHR       VOTING AUTHORITY
NAME OF ISSUER             OF CLASS       CUSIP    (X$1000)  PRN AMT   PRN CALL    SOLE     SHARED    MGRS    SOLE      SHARED  NONE
ALCOA INC                COM             013817101  15,570     426,000  SH        316,400    109,600  (1)     316,400    109,600
AMERICAN EAGLE
  OUTFITTERS NE          COM             02553E106  22,523   1,084,400  SH        805,480    278,920  (1)     805,480    278,920
BURGER KING HLDGS INC    COM             121208201  64,731   2,270,477  SH      1,796,842    473,635  (1)   1,796,842    473,635
BEAR STEARNS COS INC     COM             073902108  19,433     220,200  SH        163,991     56,209  (1)     163,991     56,209
DYNCORP INTL INC         COM             26817C101  14,914     554,830  SH        418,660    136,170  (1)     418,660    136,170
DOWNEY FINL CORP         COM             261018105   5,221     167,817  SH        125,030     42,787  (1)     125,030     42,787
FORD MTR CO DEL          COM PAR $0.01   345370860  90,722  13,480,164  SH      6,365,160  7,115,004  (1)   6,365,160  7,115,004
FORD MTR CO DEL          NOTE 4.250%12/1 345370CF5  79,695  80,200,000 PRN     70,365,000  9,835,000  (1)  70,365,000  9,835,000
FLEETWOOD ENTERPRISES
  INC                    COM             339099103  45,380   7,588,590  SH      4,569,136  3,019,454  (1)   4,569,136  3,019,454
GAP INC DEL              COM             364760108  90,095   4,233,785  SH      2,801,317  1,432,468  (1)   2,801,317  1,432,468
GOODYEAR TIRE & RUBR CO  COM             382550101  24,659     873,800  SH        663,369    210,431  (1)     663,369    210,431
HEWITT ASSOCS INC        COM             42822Q100  60,965   1,592,202  SH      1,175,617    416,585  (1)   1,175,617    416,585
HERBALIFE LTD            COM USD SHS     G4412G101  75,948   1,885,500  SH      1,257,213    628,287  (1)   1,257,213    628,287
LEAP WIRELESS INTL INC   COM NEW         521863308  25,335     543,200  SH        404,687    138,513  (1)     404,687    138,513
LOEWS CORP               COM             540424108  42,493     844,129  SH        639,213    204,916  (1)     639,213    204,916
LAWSON SOFTWARE INC NEW  COM             52078P102  36,435   3,558,153  SH      2,636,241    921,912  (1)   2,636,241    921,912
MACYS INC                COM             55616P104  44,552   1,722,144  SH        936,121    786,023  (1)     936,121    786,023
MEDIS TECHNOLOGIES LTD   COM             58500P107   3,205     207,700  SH        142,669     65,031  (1)     142,669     65,031
MARATHON OIL CORP        COM             565849106  22,823     375,000  SH        279,310     95,690  (1)     279,310     95,690
MGIC INVT CORP WIS       COM             552848103  18,065     805,400  SH        599,625    205,775  (1)     599,625    205,775
NYMEX HOLDINGS INC       COM             62948N104  21,819     163,300  SH        121,644     41,656  (1)     121,644     41,656
NUTRI SYS INC NEW        COM             67069D108   7,449     276,100  SH        201,741     74,359  (1)     201,741     74,359
TRANSOCEAN INC NEW       SHS             G90073100  32,495     227,000  SH        169,448     57,552  (1)     169,448     57,552
SAFETY INS GROUP INC     COM             78648T100   1,476      40,300  SH         29,125     11,175  (1)      29,125     11,175
SEARS HLDGS CORP         COM             812350106  57,964     567,992  SH        297,124    270,868  (1)     297,124    270,868
SLM CORP                 COM             78442P106  11,999     595,800  SH        449,900    145,900  (1)     449,900    145,900
WABCO HLDGS INC          COM             92927K102  32,779     654,400  SH        485,388    169,012  (1)     485,388    169,012
WENDYS INTL INC          COM             950590109  24,403     944,400  SH        697,990    246,410  (1)     697,990    246,410
WILLIAMS COS INC DEL     COM             969457100  50,285   1,405,394  SH        890,436    514,958  (1)     890,436    514,958





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